Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)		6 Months Ended
		Jun. 30, 2023 Agreement $ / shares	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding		1,361,883	1,395,944	1,478,300	1,652,869	1,659,457	1,705,497
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options		762,300
Non-Exercisable Options		599,583
Total Options Outstanding		1,361,883
Weighted Average Remaining Contractual Life		4 years 2 months 12 days
Options [member] | 30.82 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 30.82
Exercisable Options		4,477
Total Options Outstanding		4,477
Weighted Average Remaining Contractual Life		1 year
Options [member] | 31.88 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 31.88
Exercisable Options		22,000
Total Options Outstanding		22,000
Weighted Average Remaining Contractual Life		1 year 8 months 12 days
Options [member] | 32.50 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 32.5
Exercisable Options		13,680
Total Options Outstanding		13,680
Weighted Average Remaining Contractual Life		8 months 12 days
Options [member] | 32.93 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 32.93
Exercisable Options		142,165
Total Options Outstanding		142,165
Weighted Average Remaining Contractual Life		8 months 12 days
Options [member] | 33.47 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 33.47
Exercisable Options		292,345
Total Options Outstanding		292,345
Weighted Average Remaining Contractual Life		1 year 8 months 12 days
Options [member] | 49.86 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 49.86
Exercisable Options		156,693
Non-Exercisable Options		79,873
Total Options Outstanding		236,566
Weighted Average Remaining Contractual Life		4 years 8 months 12 days
Options [member] | 52.89 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 52.89
Exercisable Options		39,738
Non-Exercisable Options		20,088
Total Options Outstanding		59,826
Weighted Average Remaining Contractual Life		4 years 8 months 12 days
Options [member] | 57.29 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 57.29
Non-Exercisable Options		63,190
Total Options Outstanding		63,190
Weighted Average Remaining Contractual Life		6 years 8 months 12 days
Options [member] | 59.41 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.41
Non-Exercisable Options		252,630
Total Options Outstanding		252,630
Weighted Average Remaining Contractual Life		6 years 8 months 12 days
Options [member] | 60.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 60
Exercisable Options		73,578
Non-Exercisable Options		148,556
Total Options Outstanding		222,134
Weighted Average Remaining Contractual Life		5 years 8 months 12 days
Options [member] | 62.18 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 62.18
Exercisable Options		17,624
Non-Exercisable Options		35,246
Total Options Outstanding		52,870
Weighted Average Remaining Contractual Life		5 years 8 months 12 days

[1]	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3240, being the Cdn$/US$ exchange rate at June 30, 2023.